Geographic Revenue Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue, Net, Total	¥ 8,376,099	$ 1,206,409	¥ 9,965,786	¥ 12,927,377
Germany [Member]
Revenue, Net, Total	3,089	445	170,518	671,534
Spain [Member]
Revenue, Net, Total	15,575	2,243	136,964	186,341
France [Member]
Revenue, Net, Total	1,477	213	363,635	191,071
Italy [Member]
Revenue, Net, Total	229	33	21,680	32,607
Belgium [Member]
Revenue, Net, Total	0	0	11	5,247
Holland [Member]
Revenue, Net, Total	39,209	5,647	39,715	116,725
Czech [Member]
Revenue, Net, Total	0	0	126	0
Greece [Member]
Revenue, Net, Total	0	0	239	2,225
England [Member]
Revenue, Net, Total	88,129	12,693	80,255	998,203
Others [Member]
Revenue, Net, Total	4,112	592	74,004	133,698
Europe [Member]
Revenue, Net, Total	221,776	31,942	1,437,946	2,455,956
PRC excluding HK SAR, Macau and Taiwan [Member]
Revenue, Net, Total	4,932,284	710,397	4,078,476	4,550,915
Hong Kong Special Administrative Region the HK SAR [Member]
Revenue, Net, Total	7,085	1,020	4,125	39,582
USA [Member]
Revenue, Net, Total	513,690	73,987	1,248,536	2,301,496
Japan [Member]
Revenue, Net, Total	2,363,239	340,377	2,723,800	2,487,949
South Korea [Member]
Revenue, Net, Total	2,074	299	2,440	2,201
Other Countries [Member]
Revenue, Net, Total	335,951	48,387	470,463	1,089,278
Turkey [Member]
Revenue, Net, Total	¥ 69,956	$ 10,076	¥ 550,799	¥ 118,305